Exploration and Evaluation (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of Exploration And Evaluation

	Asia Pacific US$m	Americas US$m	Africa US$m	Total US$m

Year ended 31 December 2023
Carrying amount at 1 January 2023	529	240	38	807
Additions	79	161	6	246
Amortisation of licence acquisition costs	-	(2)	(2)	(4)
Expensed 1	(31)	(28)	(18)	(77)
Transferred exploration and evaluation 2	(9)	(295)	-	(304)

Carrying amount at 31 December 2023	568	76	24	668

Year ended 31 December 2022
Carrying amount at 1 January 2022	546	-	68	614
Acquisitions through business combination 3	-	180	-	180
Additions	19	204	17	240
Disposals	-	(10)	-	(10)
Amortisation of licence acquisition costs	-	(8)	(2)	(10)
Expensed 1	-	(126)	(45)	(171)
Transferred exploration and evaluation	(36)	-	-	(36)

Carrying amount at 31 December 2022	529	240	38	807

Exploration commitments

Year ended 31 December 2023	3	1	35	39
Year ended 31 December 2022	1	1	27	29

1.	$77 million (2022: $125 million) relates to costs of unsuccessful wells.
2.
On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of $274 million
were transferred to oil and gas properties.

3.	Refer to Note B.5 for details of business combination.